Investments	12 Months Ended
Dec. 31, 2018
Investments Including Derivatives [Abstract]
Investments

Note 6 - Investments

	December 31,
	2017	2018
	NIS	NIS
Current investments

Investments in marketable securities at fair value through profit and loss and others	494	463
Bank deposits	275	1,384
	769	1,847

The deposits are repayable until December 2019 and the investments in marketable securities can be disposed of immediately.